Intangible assets	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Intangible assets
3.5 Intangible assets

(CHF in thousands)	Patents and other rights	Software	Goodwill	Total

Cost at January 1, 2021	51,771	10,850	1,791	64,411
Accumulated Depreciation	(7,049)	(2,695)	—	(9,744)
Net book amount at January 1, 2021	44,722	8,155	1,791	54,667

Six month period ended June 30, 2021
Opening net book amounts	44,722	8,155	1,791	54,667
Additions	370	5,730	—	6,100
Depreciation	(1,922)	(914)	—	(2,836)
Currency Translation	1	2	—	4
Net book value at June 30, 2021	43,171	12,973	1,791	57,935

Cost at June 30, 2021	52,142	16,582	1,791	70,515
Accumulated Depreciation	(8,971)	(3,609)	—	(12,580)
Net book amount at June 30, 2021	43,171	12,973	1,791	57,935

Cost at January 1, 2022	52,787	21,436	1,791	76,014
Accumulated Depreciation	(10,925)	(7,625)	—	(18,550)
Net book amount at January 1, 2022	41,862	13,811	1,791	57,464

Six month period ended June 30, 2022
Opening net book amounts	41,862	13,811	1,791	57,464
Additions	198	3,436	—	3,634
Depreciation	(2,012)	(2,112)	—	(4,124)
Currency Translation	1	—	—	1
Net book value at June 30, 2022	40,049	15,135	1,791	56,975

Cost at June 30, 2022	52,987	24,873	1,791	79,651
Accumulated Depreciation	(12,938)	(9,738)	—	(22,675)
Net book amount at June 30, 2022	40,049	15,135	1,791	56,975

As of June 30, 2022, software includes capitalized IT development costs not yet in use in the amount of CHF 1.7 million (December 31, 2021: CHF 0.6 million). In the six-month period ended June 30, 2022, costs recognized in general and administrative expenses within the income statement for innovation and development amount to CHF 3.6 million compared to CHF 2.0 million in the six-month period ended June 30, 2021.
Goodwill is allocated and monitored on segment level. Based on the annual impairment assessments performed, there was no need to recognize any impairment of goodwill in 2022 nor 2021. None of the goodwill is expected to be deductible for tax purposes.